CONSOLIDATED STATEMENT OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	9 Months Ended		41 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (37,930)	$ (66,833)	$ (206,021)
Adjustments to reconcile net loss to net cash used in operating activities:
Services paid for with stock	1,569	4,547	8,600
Apollo fees paid with promissory note			6,750
Derivative (gains) losses	(2,162)	1,900	54,504
(Gain) loss on debt extinguishment	(497)		1,503
Impairment of assets	724		724
Stock-based compensation	1,840	15,227	21,831
Warrant expense	(867)	5,943	5,099
Interest expense	10,699	4,620	20,009
Amortization of debt discount	14,586		14,586
Amortization of deferred financing costs	673		673
Karlsson Group tax compensation	1,537	6,226	7,763
Depreciation	161	72	275
SKLH land option extinguishment	500	0	500
Changes in operating assets and liabilities:
Other current assets	7	170	(769)
Accounts payable and accrued liabilities	(2,905)	5,979	4,463
Change in derivative warrant liabilities	(806)		(806)
Change in other long-term assets	38		38
Net cash used in operating activities	(12,833)	(28,091)	(60,278)
CASH FLOWS FROM INVESTING ACTIVITIES:
Mineral properties		(98)	(2,690)
Land acquisitions	(19)		(399)
Increase in restricted cash	(1)		(1)
Equipment acquisitions	(23)	(643)	(748)
Net cash used in investing activities	(43)	(740)	(3,838)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from convertible notes	5,000		14,049
Merkin note amendment			(2,000)
Karlsson note principal payments	(96)		(9,814)
Apollo notes principal payments	(95)		(95)
Karlsson tax compensation payments	(14)	(9,718)	(14)
Proceeds from common stock issued	7,108	61,884	87,041
Cash paid for non-controlling interest acquisition		(25,000)	(25,000)
Net cash provided by financing activities	11,903	27,166	64,167
Net (decrease) increase in cash and cash equivalents	(973)	(1,666)	51
Cash and cash equivalents- beginning of period	1,024	11,300
Cash and cash equivalents - end of period	51	9,634	51
Cash paid for interest	12
Supplemental disclosure of non-cash transactions:
Convertible notes and accrued interest converted into shares of common stock			(9,493)
Common stock attributable to reverse merger			2
Fair value of land contributed by non-controlling interest			(11,000)
Note receivable in exchange for shares of common stock			(1,125)
Grandhaven Obligation, net of $25,000 receivable			4,036
Non-controlling interest acquisition			500
SK Land Holdings Option	(500)	500	(500)
Preferred stock into common stock and warrants	2,276
Compound embedded derivative	650		650
Buffalo revenue interest exchange	8,712		8,712
Temporary Equity (Preferred Stock)
Supplemental disclosure of non-cash transactions:
Convertible note into preferred stock	5,434		5,434
Preferred stock into common stock and warrants	$ (5,434)		$ (5,434)